Shareholders' Equity (Details Textual)					1 Months Ended		12 Months Ended
	Aug. 09, 2018	Jul. 10, 2018 USD ($) $ / shares shares	Jul. 06, 2018	Apr. 04, 2018 shares	Jan. 20, 2017 shares	Sep. 23, 2016 Employees shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Sep. 18, 2018 shares
Shareholders' Equity (Textual)
Ordinary shares issued							25,288,003	23,758,817
Ordinary shares held in escrow									8,000,000
Ordinary shares outstanding							25,288,003	23,758,817
Ordinary shares, authorized description							Unlimited shares authorized	Unlimited shares authorized
Redeemed share							715,000	715,000
Ordinary shares, par value | $ / shares
Common share dividends issued					519,156		116
Warrant exercise price | $ / shares							$ 0.50
Fair value changes in warrant liabilities | $							$ (748,346)
Percentage of ordinary shares							6.00%
Issuance costs | $		$ 310,000
Series A Warrants [Member]
Shareholders' Equity (Textual)
Estimated fair value assumptions		1,202,310					510,000
Sale of stock, Description		The Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of US$2.60.
Convertible common stock price per share | $ / shares		$ 2.60
Series B Warrants [Member]
Shareholders' Equity (Textual)
Estimated fair value assumptions		504,499					390,579
Sale of stock, Description		The investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the "Series B Warrants") for nominal consideration. If on the 30th day after the closing date of the transaction (the "Adjustment Date"), the closing bid price of the Company's ordinary shares is less than US$2.60, the investors shall have the right to exercise the Series B Warrants.
Warrant, Description	The closing bid price of the Company's ordinary shares was US$1.29, and thus the investors exercised the Series B Warrant for 390,579 ordinary shares at US$391. The carrying fair value of the warrant liabilities on the exercise day was US$503,847, and the fair value change in warrant liabilities for the years ended December 31, 2018 was US$652. The Company incurred a gain of US$652 upon exercise of the warrants.
Placement Agent Warrants [Member]
Shareholders' Equity (Textual)
Estimated fair value assumptions		96,185					40,800
One independent Director [Member]
Shareholders' Equity (Textual)
Granted unvested restricted shares										370,525
Four Employees [Member]
Shareholders' Equity (Textual)
Granted unvested restricted shares										370,525
Restricted Stock [Member]
Shareholders' Equity (Textual)
Estimated fair value assumptions							370,525	116
Number of restricted shares, Forfeited							(1,150)	(200)
Granted unvested restricted shares								1,250	2,700
Forfeiture of restricted shares, shares					200
Restricted shares issued						2,700
Number of employees | Employees						19
Common share dividends issued								116
Private Placement [Member]
Shareholders' Equity (Textual)
Sale of stock, Description			The Company and certain institutional investors entered into a securities purchase agreement ("Private Placement"), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the "Series A Warrants"), for gross proceeds of approximately US$2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is US$2.60. The Series A Warrants have an exercise price of US$2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the "Series B Warrants") for nominal consideration. If on the 30th day after the closing date of the transaction (the "Adjustment Date"), the closing bid price of the Company's ordinary shares is less than US$2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company's ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company's ordinary shares was US$1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.
Convertible Redeemable Class A Preferred Shares [Member]
Shareholders' Equity (Textual)
Preferred shares issued							715,000	715,000
Preferred shares, outstanding							715,000	715,000
Forecast [Member]
Shareholders' Equity (Textual)
Forfeiture of restricted shares, shares				1,150
Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							$ 23,300,000
Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							40,000,000
2016 | Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							20,200,000
2016 | Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							32,000,000
2017 | Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							22,600,000
2017 | Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							38,000,000
2018 | Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							25,600,000
2018 | Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $							$ 44,000,000
Escrow [Member]
Shareholders' Equity (Textual)
Ordinary shares, authorized description							Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the "Escrow Shares").
Restricted shares issued							8,000,000	8,000,000